S-K 1602(c) Dilution	Jun. 12, 2026 shares
No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	(1,492,915)
Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	(1,492,915)
Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	(1,492,915)
Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	(1,492,915)
Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	(1,492,915)